Consolidated statement of changes in equity of Aegon N.V. - EUR (€) € in Millions	Total	Share capital [member]	Retained earnings [member]	Revaluation account [member]	Remeasurement of defined benefit Plans of group companies [member]	Other reserves [member]	Other equity instruments [member]	Issued capital and reserves [member] [1]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	€ 26,250	€ 8,387	€ 7,832	€ 6,471	€ (1,532)	€ 1,283	€ 3,800	€ 26,241	€ 9
Net income / (loss)	438		437					437
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	8			8				8
Remeasurements of defined benefit plans	(392)				(392)			(392)
Income tax relating to items that will not be reclassified	86			(3)	89			86
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available- for-sale investments	854			854				854
(Gains) / losses transferred to income statement on disposal and impairment of available-for-saleinvestments	(2,122)			(2,122)				(2,122)
Changes in cash flow hedging reserve	(54)			(54)				(54)
Movements in foreign currency translation and net foreign investment hedging reserves	69			(38)	16	91		69
Equity movements of joint ventures	9					9		9
Equity movements of associates	3					3		3
Income tax relating to items that may be reclassified	225			264		(39)		225
Other	12		(2)					(2)	14
Total other comprehensive income / (loss)	(1,301)		(2)	(1,090)	(288)	64		(1,315)	14
Total comprehensive income / (loss)	(863)		435	(1,090)	(288)	64		(878)	15
Shares issued	1	1						1
Shares withdrawn	(382)	(10)	(372)					(382)
Issuance and purchase of treasury shares	(27)		(27)					(27)
Dividends paid on common shares	(490)	(186)	(304)					(490)
Dividend withholding tax reduction	(2)		(2)					(2)
Coupons on perpetual securities	(105)		(105)					(105)
Coupons on non-cumulative subordinated notes	(28)		(28)					(28)
Incentive plans	(12)		(9)				(3)	(12)
Ending balance at Dec. 31, 2016	24,341	8,193	7,419	5,381	(1,820)	1,347	3,797	24,318	23
Net income / (loss)	2,469		2,469					2,469
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	8			8				8
Remeasurements of defined benefit plans	224				224			224
Income tax relating to items that will not be reclassified	(166)			9	(175)			(166)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available- for-sale investments	1,283			1,283				1,283
(Gains) / losses transferred to income statement on disposal and impairment of available-for-saleinvestments	(1,330)			(1,330)				(1,330)
Changes in cash flow hedging reserve	(853)			(853)				(853)
Movements in foreign currency translation and net foreign investment hedging reserves	(2,149)			(452)	102	(1,800)		(2,149)
Equity movements of joint ventures	(15)					(15)		(15)
Equity movements of associates	(5)					(5)		(5)
Disposal of group assets	7					7		7
Income tax relating to items that may be reclassified	951			874		76		951
Other	9		13					13	(3)
Total other comprehensive income / (loss)	(2,038)		13	(461)	151	(1,737)		(2,034)	(3)
Total comprehensive income / (loss)	431		2,482	(461)	151	(1,737)		435	(3)
Shares issued	3	3						3
Issuance and purchase of treasury shares	(105)		(105)					(105)
Dividends paid on common shares	(439)	(142)	(296)					(439)
Dividend withholding tax reduction	2		2					2
Coupons on perpetual securities	(103)		(103)					(103)
Coupons on non-cumulative subordinated notes	(28)		(28)					(28)
Incentive plans	(1)		4				(4)	(1)
Ending balance at Dec. 31, 2017	24,102	8,053	9,374	4,920	(1,669)	(390)	3,794	24,082	20
Net income / (loss)	711		710					710	1
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use	(32)			(32)				(32)
Remeasurements of defined benefit plans	(134)				(134)			(134)
Income tax relating to items that will not be reclassified	(8)			7	(15)			(8)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available- for-sale investments	(2,138)			(2,138)				(2,138)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-saleinvestments	66			66				66
Changes in cash flow hedging reserve	5			5				5
Movements in foreign currency translation and net foreign investment hedging reserves	602			119	(32)	515		602
Equity movements of joint ventures	9					9		9
Equity movements of associates	(1)					(1)		(1)
Disposal of group assets	36					36		36
Income tax relating to items that may be reclassified	493			513		(20)		493
Other	(2)		(3)					(3)	1
Total other comprehensive income / (loss)	(1,104)		(3)	(1,459)	(182)	539		(1,105)	1
Total comprehensive income / (loss)	(393)		707	(1,459)	(182)	539		(395)	2
Issuance and purchase of treasury shares	14		14					14
Issuance and redemption of other equity instruments	(468)		2				(471)	(468)
Dividends paid on common shares	(573)	(244)	(329)					(573)
Dividend withholding tax reduction	1		1					1
Coupons on perpetual securities	(102)		(102)					(102)
Coupons on non-cumulative subordinated notes	(11)		(11)					(11)
Incentive plans	(2)						(2)	(2)
Ending balance at Dec. 31, 2018	€ 22,567	€ 7,808	€ 9,657	€ 3,461	€ (1,850)	€ 149	€ 3,320	€ 22,545	€ 22

[1]	Issued capital and reserves attributable to owners of Aegon N.V.